STOCKHOLDERS' EQUITY - Schedule of valuation assumptions used for warrants (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		77.10%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	68.98%
Expected term (years)	3 years 8 months 19 days	4 years 9 months 10 days
Risk-free interest rate	2.61%	3.52%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	87.30%
Expected term (years)	4 years 8 months 1 day	4 years 11 months 12 days
Risk-free interest rate	3.10%	4.20%